Non-controlling interests (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Noncontrolling Interests [Abstract]
Santander Leasing S.A. Arrendamento Mercantil		R$ 447	R$ 395	R$ 441
Santander Brasil Advisory Services S.A		0	0	529
Getnet S.A.		249,007	206,105	168,863
Olé Consignado S.A.		116,967	82,432	30,425
Santander Serviços Técnicos, Administrativos e de Corretagem de Seguros		0	0	318,498
BW Guirapá S.A.		0	0	68,691
Banco PSA Finance Brasil S.A.		155,399	147,295	138,057
Santander FI SBAC	[1]	62,595	0	0
Rojo Entretenimento S.A.		7,015	0	0
Return Capital Serviços de Recuperação de Créditos S.A. (Current name of Ipanema Empreendimentos e Participações Ltda.)		1,155	667	0
Total		R$ 592,585	R$ 436,894	R$ 725,504

[1]	The SBAC Fund, is an exclusive investment fund of the Consolidated Santander and many companies has their investments on it. As some companies has a parcel of non-controlling shareholders, this amount refers to the valuation of the equity of that Fund and as a consequence the effect on each company.